COMMITMENTS AND CONTINGENCIES (Details) ¥ in Billions	1 Months Ended
May 31, 2020 CNY (¥)
Commitments and Contingencies [Abstract]
Amount charged from the insurance company to cover the outstanding service fees and related late payment losses ¥ 2.3	¥ 2.3